Statements of Operations (USD $)	3 Months Ended		6 Months Ended		31 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Statements of Operations [Abstract]
Revenue					$ 1,987
Cost of revenue					9,214
Gross loss					(7,227)
Operating expenses:
Marketing and advertising	213,955		213,955		282,925
Research and development			9,912		9,912
Research and development - related party	24,000	283,287	154,162	511,736	1,154,863
General and administrative	1,323,557	33,469	1,345,079	55,887	1,842,617
Total operating expenses	1,561,512	316,756	1,723,108	567,623	3,290,317
Net loss	$ (1,561,512)	$ (316,756)	$ (1,723,108)	$ (567,623)	$ (3,297,544)
Net loss per common share - basic and diluted	$ (0.06)	$ (0.01)	$ (0.07)	$ (0.03)	$ (0.2)
Weighted average number of common shares outstanding during the period - basic and diluted	27,090,922	21,634,389	25,656,545	19,493,278	16,528,917